OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Extractive Industries [Abstract]
Additional capitalization	$ 1,512,127
Depletion to oil and gas property	$ 376,157	$ 266,470